Derivative Instruments (Narrative) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Derivative [Line Items]
Net foreign currency derivative assets included on balance sheet	$ 16.4	$ 13.2
Not Designated [Member]
Derivative [Line Items]
Net losses on derivatives not designated as hedging instruments			3.5
Net gains on derivatives not designated as hedging instruments	2.9	4.6
Foreign Exchange [Member] | Cash Flow Hedging [Member]
Derivative [Line Items]
Aggregate cash flow hedges outstanding	216.4
Singapore dollars	118.8
British pounds	77.6
Australian dollars	9.2
Other currencies	10.8
Foreign Exchange [Member] | Not Designated [Member]
Derivative [Line Items]
Singapore dollars	2.2
Australian dollars	15.3
Malaysian ringgits dollars	3.0
Other currencies	3.0
Aggregate derivatives not designated as hedging instruments outstanding	$ 23.5